Operating Leases and Obligations Related to Finance Leases - Operating Leases (Details) $ in Millions	Sep. 30, 2021 USD ($) vessel	Sep. 06, 2021 vessel
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	$ 5.2
Lessee, Operating Lease, Liability, to be Paid, Year One	24.8
Lessee, Operating Lease, Liability, Payments, Due Year Two	18.2
Lessee, Operating Lease, Liability, Payments, Due Year Three	6.8
Lessee, Operating Lease, Liability, to be Paid, Year Four	6.8
Lessee, Operating Lease, Liability, to be Paid, After Year Four	$ 24.5
Aframax Tanker
Operating Leased Assets [Line Items]
Number Of Vessels | vessel	1	1
Lessee, Operating Lease, Term of Contract	2 years
Aframax Tanker Newbuilding
Operating Leased Assets [Line Items]
Number Of Vessels | vessel	1
Lessee, Operating Lease, Term of Contract	7 years